CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 74,781,000	$ 40,577,000
Prepaid expenses	3,162,000	2,707,000
Total current assets	88,085,000	91,354,000
Total Assets	257,895,000	258,502,000
Current liabilities:
Accounts payable	1,920,000	2,612,000
Total current liabilities	38,023,000	68,383,000
Total liabilities	64,479,000	109,153,000
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 41,400,000 shares subject to possible redemption at $10.00 per share at December 31, 2021 and 2020	246,056,000	156,848,000
Stockholders' deficit:
Accumulated deficit	(78,559,000)	(60,060,000)
Total stockholders' deficit	(52,640,000)	(7,499,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	257,895,000	258,502,000
Motive Capital
Current assets:
Cash	254,726	1,674,650
Prepaid expenses	274,234	651,605
Total current assets	528,960	2,326,255
Cash and Investments held in Trust Account	414,111,439	414,020,525
Total Assets	414,640,399	416,346,780
Current liabilities:
Accounts payable	4,358,705	961
Accrued expenses	1,089,571	415,560
Total current liabilities	5,448,276	416,521
Deferred underwriting commissions	14,490,000	14,490,000
Derivative liabilities	24,430,400	40,532,280
Total liabilities	44,368,676	55,438,801
Commitments and Contingencies
Stockholders' deficit:
Preference shares, $0.0001 par value 5,000,000 shares authorized none issued and outstanding
Accumulated deficit	(43,729,312)	(53,093,056)
Total stockholders' deficit	(43,728,277)	(53,092,021)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	414,640,399	416,346,780
Class A Ordinary Shares Subject to Redemption | Motive Capital
Current liabilities:
Class A ordinary shares, $0.0001 par value; 41,400,000 shares subject to possible redemption at $10.00 per share at December 31, 2021 and 2020	414,000,000	414,000,000
Class A Ordinary Shares Not Subject to Redemption | Motive Capital
Stockholders' deficit:
Common stock
Class B Common Stock | Motive Capital
Stockholders' deficit:
Common stock	$ 1,035	$ 1,035